STOCK-BASED COMPENSATION PLANS (Details 2) (Phantom Share Units (PSUs) [Member], CAD)	12 Months Ended
Dec. 31, 2013
Phantom Share Units (PSUs) [Member]
Number of options, Beginning of year	0
Number of options, Granted	1,447,904
Number of options, Exercised	(332,822)
Number of options, Expired or cancelled	(166,411)
Number of options, End of year	948,671
Weighted average exercise price, Beginning of year (in dollars per share)	0
Weighted average exercise price, Granted (in dollars per share)	1.19
Weighted average exercise price, Exercised (in dollars per share)	1.20
Weighted average exercise price, Expired or cancelled (in dollars per share)	1.20
Weighted average exercise price, End of year (in dollars per share)	1.19